Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Components of income tax expense
Components of Income Tax Expense

	2017	2016
Current tax expense (recovery)
Recognized in profit or loss in current year	$66,345	$44,751
Adjustments recognized in the current year with respect to prior years	(3,468)	(720)
	62,877	44,031
Deferred tax expense (recovery)
Deferred tax (recovery) expense recognized in the current year	(898)	27,942
Adjustments recognized in the current year with respect to prior years	(1,539)	1,124
Adjustments to deferred tax attributable to changes in tax rates and laws	—	1,302
Increase in deferred tax liabilities due to tax impact of reversals of mineral properties, plant, and equipment impairments (Note 10,11)	17,770	—
Recognition of previously unrecognized deferred tax assets	(10,275)	—
Benefit from previously unrecognized losses, and other temporary differences	(6,487)	(7,861)
Increase in deferred tax liabilities due to tax impact of net realizable value (charge) reversal to inventory (Note 21)	(2,414)	7,908
	(3,843)	30,415
Income tax expense	$59,034	$74,446

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2017	2016
Earnings before taxes and non-controlling interest	$182,485	$176,271
Statutory Canadian income tax rate	26.00%	26.00%
Income tax expense based on above rates	$47,446	$45,830
Increase (decrease) due to:
Non-deductible expenditures	4,618	5,082
Foreign tax rate differences	3,644	9,729
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	2,051	1,794
- Other deferred tax assets	(10,752)	(14,406)
Non-taxable portion of net earnings of affiliates	(4,055)	(4,852)
Changes to temporary differences	—	1,429
Tax on sale of royalty	1,400	—
Effect of other taxes paid (mining and withholding)	20,065	13,678
Effect of foreign exchange on tax expense	(3,928)	10,462
Non-taxable impact of foreign exchange	2,937	3,861
Change in current tax expense estimated for prior years	(3,503)	—
Other	(889)	1,839
Income tax expense	$59,034	$74,446
Effective income tax rate	32.35%	42.23%

Analysis of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the consolidated financial statements:

	2017	2016
Net deferred tax liability, beginning of year	$(169,136)	$(138,397)
Recognized in net earnings for the year	3,843	(30,415)
Reduction due to Mexican de-consolidation payments applied to current tax	(3,231)	(383)
Other	(25)	59
Net deferred liability, end of year	$(168,549)	$(169,136)
Deferred tax assets	2,679	1,727
Deferred tax liabilities	(171,228)	(170,863)
Net deferred tax liability	$(168,549)	$(169,136)

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences as detailed below:

	2017	2016
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$7,019	$7,133
Tax losses and mining tax credits	24,014	26,646
Deductible Mexican mining taxes	2,792	2,344
Tax credit resulting from Mexican de-consolidation	1,385	4,790
Accounts payable and accrued liabilities	3,047	2,373
Trade and other receivables	21,527	10,526
Provision for doubtful debts and inventory adjustments	(14,517)	(16,261)
Mineral properties, plant, and equipment	(186,641)	(192,046)
Estimated sales provisions	(28,726)	(14,907)
Other temporary differences and provisions	1,551	266
Net deferred tax liability	$(168,549)	$(169,136)

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognised
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2017	2016
Tax loss (revenue in nature)	$165,180	$171,077
Net tax loss (capital in nature)	15,423	18,759
Resource pools and other tax credits	18,609	20,116
Financing fees	1,464	1,803
Mineral properties, plant, and equipment	20,441	34,268
Closure and decommissioning costs	42,484	34,809
Exploration and other expenses not currently deductible	54,672	62,503
Intercompany debt	8,061	34,769
Doubtful debt and inventory	16,602	13,997
Deferred income and estimated sales	—	924
Deductible Mexican mining taxes	77	335
Payroll and vacation accruals	2,015	3,174
Other temporary differences	2,601	2,532
	$347,629	$399,066

Schedule of operating loss carryforwards
Included in the above amounts are operating losses, which if not utilized will expire as follows:

At December 31, 2017,
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2018	—	120	—	—	6	50	176
2019	—	86	—	—	4	90	180
2020 – and after	122,853	13,289	—	20,925	93	7,664	164,824
Total tax losses	$122,853	$13,495	$—	$20,925	$103	$7,804	165,180

At December 31, 2016,
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2017	—	—	—	—	5	—	5
2018	—	120	—	—	6	7	133
2019 – and after	116,009	13,642	39,057	2,160	47	24	170,939
Total tax losses	$116,009	$13,762	$39,057	$2,160	$58	$31	$171,077